COMMITMENTS AND CONTINGENCIES (Details Narrative) - P I P E Investors [Member] - USD ($)	Jul. 08, 2024	Jun. 20, 2024
Issuance of common stock, shares		1,077,541
Private placement price per share		$ 9.35
Issuance of common stock	$ 10,075,000	$ 10,075,000